GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Future Amortization Expense (Details) $ in Millions	Dec. 28, 2019 USD ($)
Future amortization expense for finite-lived intangible assets
2020	$ 12.2
2021	11.6
2022	10.6
2023	9.6
2024	$ 8.0